Property and Equipment (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense		$ 12,992	$ 3,990